INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of income tax rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2012	2011	2010

Canadian statutory income tax rate	26.5%	28.3%	31.0%
Manufacturing and processing profits deduction	(0.7)	(0.8)	(0.6)
Foreign rate differentials	(1.5)	(2.0)	(4.2)
Losses not benefited	5.8	11.4	3.3
Utilization of losses previously not benefited	(0.3)	(10.2)	(9.4)
Earnings of equity accounted investees	(1.2)	(1.6)	(2.2)
Investment tax credits	(2.3)	(1.6)	(1.3)
Valuation allowance on deferred tax assets [i]	(5.0)	(6.5)	(0.3)
Re-measurement gains	(1.1)	—	—
Other	(1.7)	(0.4)	(0.1)

Effective income tax rate	18.5%	16.6%	16.2%

[i]	Accounting standards require that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a more-likely-than-not recognition threshold. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

Details of income before income taxes by jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2012	2011	2010

Canadian	$996	$710	$497
Foreign	754	507	700

	$1,750	$1,217	$1,197

Details of income tax provision (recovery)
[c]	The details of the income tax provision (recovery) are as follows:

	2012	2011	2010

Current
Canadian	$170	$115	$73
Foreign	200	163	138

	370	278	211

Deferred
Canadian	(6)	7	11
Foreign	(40)	(83)	(28)

	(46)	(76)	(17)

	$324	$202	$194

Summary of deferred income taxes provided on temporary differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2012	2011	2010

Tax depreciation greater (less) than book depreciation	$13	$51	$(13)
Book amortization less than (in excess of) tax amortization	16	—	(20)
Liabilities currently not deductible for tax	(29)	(28)	(27)
Net tax losses (benefited) utilized	(11)	(37)	48
Change in valuation allowance on deferred tax assets	(89)	(78)	(3)
Net tax credits utilized	53	24	—
Other	1	(8)	(2)

	$(46)	$(76)	$(17)

Summary of deferred tax assets and liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2012	2011

Assets
Tax benefit of loss carryforwards	$628	$527
Liabilities currently not deductible for tax	263	219
Tax credit carryforwards	35	73
Unrealized loss on cash flow hedges and retirement liabilities	48	51

	974	870
Valuation allowance against tax benefit of loss carryforwards	(504)	(454)
Other valuation allowance	(45)	(103)

	425	313

Liabilities
Tax depreciation in excess of book depreciation	199	135
Other assets book value in excess of tax value	77	20
Unrealized gain on cash flow hedges and retirement liabilities	19	8
Other	30	—

	325	163

Net deferred tax assets	$100	$150

Net deferred tax assets presented on the Consolidated Balance Sheet

The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2012	2011

Current deferred tax assets	$170	$206
Current deferred tax liabilities	(19)	(44)
Long-term deferred tax assets	90	69
Long-term deferred tax liabilities	(141)	(81)

	$100	$150

Summary of the changes in gross unrecognized tax benefits
A summary of the changes in gross unrecognized tax benefits is as follows:

	2012	2011

Balance, beginning of year	$252	$257
Additions based on tax positions related to current year	68	14
(Reductions)/additions based on tax positions of prior years	(31)	13
Settlements	(10)	(12)
Statute expirations	(5)	(16)
Foreign currency translation	5	(4)

	$279	$252